Ordinary Shares (Details) - USD ($)			6 Months Ended
	Feb. 05, 2024	Apr. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Ordinary Shares [Line Items]
Shares issued					14,392,364
Ordinary shares of par value (in Dollars per share)					$ 0.0001
Net proceeds (in Dollars)		$ 15,100,000		$ 15,142,902
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Shares issued			6,200,364
Ordinary shares of par value (in Dollars per share)			$ 0.0001
Vote per share	one
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Shares issued			8,192,000
Ordinary shares of par value (in Dollars per share)			$ 0.0001
Vote per share	15
Ordinary Shares [Member]
Ordinary Shares [Line Items]
Shares issued	14,392,364	3,404,685
Ordinary shares of par value (in Dollars per share)	$ 0.0001	$ 5
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Shares issued	6,200,364
Ordinary shares of par value (in Dollars per share)	$ 0.0001
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Shares issued	8,192,000
Ordinary shares of par value (in Dollars per share)	$ 0.0001
IPO [Member]
Ordinary Shares [Line Items]
Shares issued		3,200,000
Over-Allotment [Member]
Ordinary Shares [Line Items]
Shares issued		204,685